Warrant Liability - Schedule of Warrants (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares	Oct. 18, 2017 shares	Jul. 20, 2017 shares	Dec. 31, 2016 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants Issued	23,231,000	23,231,000
Common Shares Upon Exercise	6,851,000	6,851,000
Warrants Outstanding	22,231,000	22,231,000			19,200,000
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Jul. 20, 2018	Jul. 20, 2018
TSX Ticker	ALO.WT.A	ALO.WT.A
Exercise Price | (per share)	$ 6.36	$ 8.00
Warrants Issued	4,031,000	4,031,000		4,031,000
Common Shares Upon Exercise	4,031,000	4,031,000
Warrants Outstanding	4,031,000	4,031,000
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	May 30, 2018	May 30, 2018
TSX Ticker	ALO.WT	ALO.WT
Exercise Price | (per share)	$ 0.52	$ 0.70
Warrants Issued	18,200,000	18,200,000
Common Shares Upon Exercise	1,820,000	1,820,000
Warrants Outstanding	18,200,000	18,200,000			18,200,000
Private Placement October 19, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Oct. 19, 2017	Oct. 19, 2017
Exercise Price | (per share)	$ 2.70	$ 3.50
Warrants Issued	1,000,000	1,000,000
Common Shares Upon Exercise	1,000,000	1,000,000	1,000,000
Warrants Outstanding					1,000,000